Partners’ capital - Distributions to Unitholders (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended
	Jan. 26, 2023	Jan. 24, 2022	Apr. 25, 2023	Apr. 27, 2022	Jun. 30, 2023	Dec. 31, 2022
Common units entitled to distribution					19,969,889	20,255,707
Limited Partner [Member]
Distributions per common unit declared	$ 0.15	$ 0.15	$ 0.15	$ 0.15
Common units entitled to distribution	20,249,105	19,394,696	20,061,965	20,314,910
General partner and IDR distributions	$ 52	$ 52	$ 52	$ 53